CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed Income Statements, Captions
General and administrative expenses	$ 69,982	$ 39,114	$ 40,701
Loss from operations	87,245	69,428	123,626
Interest income	14,131	13,060	11,839
Interest expenses	(553)	(306)	(575)
Foreign exchange (losses) gains	(6,219)	599	(1,161)
Income before income taxes	109,892	97,497	143,723
Income tax expenses	20,554	18,171	18,184
Net income	89,709	79,396	125,261
Other comprehensive income, net of tax of nil
Translation adjustment	96,577	(28,313)	(31,602)
Comprehensive income	185,915	51,013	93,937
Parent Company
Condensed Income Statements, Captions
General and administrative expenses	21,090	1,344	1,511
Loss from operations	(21,090)	(1,344)	(1,511)
Other expense, net		0	(346)
Interest income	117	309	0
Interest expenses	0	(90)	(562)
Foreign exchange (losses) gains	1,532	(1,043)	(72)
Share of net income of subsidiaries	109,150	81,564	127,752
Income before income taxes	89,709	79,396	125,261
Income tax expenses		0	0
Net income	89,709	79,396	125,261
Other comprehensive income, net of tax of nil
Translation adjustment	96,331	(27,996)	(31,341)
Comprehensive income	$ 186,040	$ 51,400	$ 93,920